Deferred Government Subsidy - Schedule of Deferred Government Subsidy (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Government Subsidy [Abstract]
Deferred subsidy on relocation	$ 2,739,989	$ 2,816,941
Others	309,618
Total	$ 3,049,607	$ 2,816,941